AXS Real Estate Income ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	REITS — 98.2%
119,853	AGNC Investment Corp.	$1,148,192
56,183	Annaly Capital Management, Inc.	1,141,077
179,106	Apollo Commercial Real Estate Finance, Inc.	1,714,044
144,397	Arbor Realty Trust, Inc.	1,696,665
65,486	ARMOUR Residential REIT, Inc.	1,119,811
85,644	Blackstone Mortgage Trust, Inc. - Class A	1,712,880
303,432	BrightSpire Capital, Inc.	1,687,082
120,001	Chimera Investment Corp.	1,539,613
432,837	Claros Mortgage Trust, Inc.	1,614,482
87,662	Dynex Capital, Inc.	1,141,359
120,717	Ellington Financial, Inc.	1,600,707
134,910	Franklin BSP Realty Trust, Inc.	1,718,753
138,755	Invesco Mortgage Capital, Inc.	1,094,777
154,775	KKR Real Estate Finance Trust, Inc.	1,671,570
151,977	Ladder Capital Corp.	1,734,057
147,972	MFA Financial, Inc.	1,518,193
238,061	New York Mortgage Trust, Inc.	1,545,016
147,702	Orchid Island Capital, Inc.	1,110,719
82,425	PennyMac Mortgage Investment Trust	1,207,526
353,195	Ready Capital Corp.	1,797,762
261,943	Redwood Trust, Inc.	1,589,994
137,304	Rithm Capital Corp.	1,572,131
88,475	Starwood Property Trust, Inc.	1,749,151
207,518	TPG RE Finance Trust, Inc.	1,691,272
88,364	Two Harbors Investment Corp.	1,180,543
		37,297,376
	TOTAL COMMON STOCKS
	(Cost $43,913,981)	37,297,376

AXS Real Estate Income ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 0.0%
	OIL & GAS — 0.0%
$1,902,000	Mesquite Energy, Inc. 7.250%, 7/15/2023[1,2,3,4]	$—
	TOTAL CORPORATE BONDS
	(Cost $1,887,866)	—
	TOTAL INVESTMENTS — 98.2%
	(Cost $45,801,847)	37,297,376
	Other Assets in Excess of Liabilities — 1.8%	681,805
	TOTAL NET ASSETS — 100.0%	$37,979,181

REIT – Real Estate Investment Trusts

[1]Callable.
[2]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $0, which represents 0.00% of total net assets of the Fund.
[4]Security is in default.